Inventories	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Inventories

10.	Inventories

	06.30.2023	12.31.2022
Crude oil	3,218	3,738
Oil products	2,893	3,278
Intermediate products	561	587
Natural gas and Liquefied Natural Gas (LNG)	126	135
Biofuels	13	14
Fertilizers	1	4
Total products	6,812	7,756
Materials, supplies and others	1,331	1,023
Total	8,143	8,779

In the six-month period ended June 30, 2023, the Company recognized a US$ 6 loss within cost of sales, adjusting inventories to net realizable value (a US$ 3 loss within cost of sales in the six-month period ended June 30, 2022), primarily due to changes in international prices of crude oil and oil products.

At June 30, 2023, the Company had pledged crude oil and oil products volumes as collateral for the Term of Financial Commitment (TFC) related to plans PPSP-R, PPSP-R Pre-70 and PPSP-NR Pre-70 signed by Petrobras and Petros Foundation in 2008, in the estimated amount of US$ 880, after deducting the partial early settlements.